Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Inventories
Inventories comprise the following:

	2020			2019			2018
(€ million)	Gross value	Allowances	Carrying amount	Gross value	Allowances	Carrying amount	Gross value	Allowances	Carrying amount
Raw materials	1,051	(76)	975	1,163	(76)	1,087	1,099	(83)	1,016
Work in process	5,398	(542)	4,856	5,104	(582)	4,522	4,637	(549)	4,088
Finished goods	2,739	(218)	2,521	2,629	(244)	2,385	2,533	(160)	2,373
Total	9,188	(836)	8,352	8,896	(902)	7,994	8,269	(792)	7,477